Management incentive plan	9 Months Ended
Sep. 30, 2013
Management incentive plan [Abstract]
Management incentive plan

Note 17- Management incentive plan:

The Company created a Management Incentive Plan (the "Plan"), effective in 2012, whereby the Company may issue up to 117,729 units to employees. The granted units are subject to continued employment and are only exercisable upon a qualifying transaction, defined as the sale, transfer or other disposition of all or substantially all of the assets of the Company, a merger or consolidation in which securities possessing more than 80% of the total consolidated voting power of the Company's outstanding securities are transferred to a person or persons different from those who held such securities immediately prior to such merger, or initial public offering , or an acquisition by any person or group of persons of beneficial ownership of securities possessing more than 80% of the total consolidated voting power of the Company's outstanding securities, other than a private equity financing that is approved by the Company's managing member . As of September 30, 2013 and December 31, 2012, 39,065 units were issued.